Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule of provision for income taxes
Current	$ 1,581,340	$ 1,447,633	$ 526,202
Deferred	(84,067)	(172,000)	109,657
Total	$ 1,448,923	$ 1,275,633	$ 635,859